BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2021
BASIC AND DILUTED NET LOSS PER SHARE
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 8:-    BASIC AND DILUTED NET LOSS PER SHARE

	Six months ended June 30,
	2021	2020
	Unaudited

Numerator:
Net income available to ordinary shareholders	$18,233	$11,903

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	32,875,540	30,090,082
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,210,337	1,537,110
Denominator for diluted net earnings per share - adjusted weighted average number of shares	34,085,877	31,627,192